Net fee and commission income - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee and commission income (expense) [abstract]
Contract assets	£ 0	£ 0	£ 0
Contract liabilities	0	0	0
Impairment loss on receivables or contract assets arising from contracts with customers	0		0
Capitalised contract costs	161,000,000	122,000,000	217,000,000
Amortisation, capitalised contract costs	35,000,000	62,000,000	55,000,000
Impairment loss, capitalised contract costs	£ 0	£ 0	£ 0